Other Operating Income (Expense), Net (Details) - Schedule of other operating income expenses net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income (Expense), Net (Details) - Schedule of other operating income expenses net [Line Items]
Other operating income (expense), net	$ 1,161	$ 118	$ (1,197)
Grant subsidies – The Netherlands [Member]
Other Operating Income (Expense), Net (Details) - Schedule of other operating income expenses net [Line Items]
Other operating income (expense), net	382	0	0
Grant subsidies – USA [Member]
Other Operating Income (Expense), Net (Details) - Schedule of other operating income expenses net [Line Items]
Other operating income (expense), net	659	0	0
Fair value adjustments [Member]
Other Operating Income (Expense), Net (Details) - Schedule of other operating income expenses net [Line Items]
Other operating income (expense), net	176	118	(48)
Impairment [Member]
Other Operating Income (Expense), Net (Details) - Schedule of other operating income expenses net [Line Items]
Other operating income (expense), net	0	0	(1,145)
Other operating income [Member]
Other Operating Income (Expense), Net (Details) - Schedule of other operating income expenses net [Line Items]
Other operating income (expense), net	53	0	1
Other operating expenses [Member]
Other Operating Income (Expense), Net (Details) - Schedule of other operating income expenses net [Line Items]
Other operating income (expense), net	$ (109)	$ 0	$ (5)